PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 96.3%
Common Stocks
Aerospace & Defense 5.3%
Airbus SE (France)	40,575	$6,497,315
General Electric Co.	34,730	5,792,617
		12,289,932
Automobiles 2.9%
General Motors Co.	128,791	6,860,697
Banks 14.3%
Bank of America Corp.	177,584	7,804,817
JPMorgan Chase & Co.	49,900	11,961,529
PNC Financial Services Group, Inc. (The)	39,414	7,600,990
Truist Financial Corp.	138,586	6,011,860
		33,379,196
Biotechnology 3.9%
AbbVie, Inc.	51,817	9,207,881
Building Products 2.8%
Johnson Controls International PLC	82,117	6,481,495
Capital Markets 6.1%
Blackstone, Inc.	36,462	6,286,778
Goldman Sachs Group, Inc. (The)	14,062	8,052,183
		14,338,961
Chemicals 2.3%
Linde PLC	13,109	5,488,345
Consumer Staples Distribution & Retail 4.9%
Walmart, Inc.	126,386	11,418,975
Electric Utilities 3.4%
PG&E Corp.	389,156	7,853,168
Ground Transportation 3.1%
Union Pacific Corp.	31,323	7,142,897
Household Durables 2.0%
Toll Brothers, Inc.	37,029	4,663,803

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 6.2%
Chubb Ltd.	22,345	$6,173,923
MetLife, Inc.	101,243	8,289,777
		14,463,700
Interactive Media & Services 2.7%
Meta Platforms, Inc. (Class A Stock)	10,636	6,227,484
Multi-Utilities 4.2%
NiSource, Inc.	267,357	9,828,043
Oil, Gas & Consumable Fuels 6.8%
Exxon Mobil Corp.	85,344	9,180,454
Shell PLC, ADR	106,048	6,643,907
		15,824,361
Passenger Airlines 2.9%
Delta Air Lines, Inc.	113,525	6,868,263
Pharmaceuticals 7.1%
AstraZeneca PLC (United Kingdom), ADR	104,809	6,867,086
Bristol-Myers Squibb Co.	111,495	6,306,157
Eli Lilly & Co.	4,508	3,480,176
		16,653,419
Residential REITs 2.2%
Camden Property Trust	43,960	5,101,118
Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.*	26,834	3,241,279
Broadcom, Inc.	18,862	4,372,966
		7,614,245
Software 7.7%
Microsoft Corp.	15,173	6,395,420
Oracle Corp.	30,902	5,149,509
Salesforce, Inc.	19,182	6,413,118
		17,958,047

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 2.2%
Dell Technologies, Inc. (Class C Stock)	44,330	$5,108,589

Total Long-Term Investments (cost $148,048,445)		224,772,619

Short-Term Investment 3.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.604%) (cost $8,953,651)(wb)	8,953,651	8,953,651

TOTAL INVESTMENTS 100.1% (cost $157,002,096)		233,726,270
Liabilities in excess of other assets (0.1)%		(193,259)

Net Assets 100.0%		$233,533,011

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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